ASPIRE MORTGAGE TRUST 2026-2

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Aspire Mortgage Trust 2026-2 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions Clayton Services LLC (“Clayton”), Consolidated Analytics, Inc (“CA”) and Clarifii LLC (“Clarifii”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

Clayton Redacted Loan ID	CA Redacted Loan ID	Clarifii Redacted Loan ID
409024994	409018321	730607
409018852	409030239
409019571	409035262
	409032546
	409037216
	409025235
	409016536